American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2020

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 92.4%
Aerospace and Defense — 0.5%
Axon Enterprise, Inc.(1)	12,169	861,200
Boeing Co. (The)	5,948	887,085
Northrop Grumman Corp.	28	8,471
		1,756,756
Airlines†
United Airlines Holdings, Inc.(1)	1,416	44,675
Banks†
SVB Financial Group(1)	310	46,835
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(1)	4,266	1,568,011
Coca-Cola Co. (The)	446	19,735
		1,587,746
Biotechnology — 3.4%
AbbVie, Inc.	62,610	4,770,256
Amgen, Inc.	98	19,867
Biogen, Inc.(1)	1,322	418,254
Vertex Pharmaceuticals, Inc.(1)	27,468	6,536,011
		11,744,388
Building Products — 1.2%
AO Smith Corp.	37,657	1,423,811
Armstrong World Industries, Inc.	981	77,911
Builders FirstSource, Inc.(1)	4,364	53,372
Lennox International, Inc.	334	60,718
Masco Corp.	299	10,336
Simpson Manufacturing Co., Inc.	41,123	2,548,804
		4,174,952
Capital Markets — 5.5%
Artisan Partners Asset Management, Inc., Class A	514	11,046
FactSet Research Systems, Inc.	17,571	4,580,408
MarketAxess Holdings, Inc.	6,690	2,224,893
Moody's Corp.	3,496	739,404
MSCI, Inc.	18,602	5,375,234
S&P Global, Inc.	22,246	5,451,383
TD Ameritrade Holding Corp.	16,455	570,330
		18,952,698
Chemicals†
PPG Industries, Inc.	102	8,527
Sherwin-Williams Co. (The)	194	89,147
		97,674
Commercial Services and Supplies — 0.3%
MSA Safety, Inc.	9,872	999,046
Republic Services, Inc.	792	59,448
		1,058,494

Communications Equipment — 1.2%
Cisco Systems, Inc.	219	8,609
Motorola Solutions, Inc.	30,097	4,000,493
		4,009,102
Construction and Engineering — 0.3%
MasTec, Inc.(1)	30,597	1,001,440
Consumer Finance†
American Express Co.	534	45,716
LendingTree, Inc.(1)	454	83,259
		128,975
Containers and Packaging†
Ball Corp.	2,399	155,119
Distributors — 0.1%
LKQ Corp.(1)	19,081	391,351
Diversified Consumer Services†
Bright Horizons Family Solutions, Inc.(1)	79	8,058
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	16,116	1,321,029
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	1,163	108,473
National Instruments Corp.	312	10,321
Zebra Technologies Corp., Class A(1)	10,174	1,867,946
		1,986,740
Entertainment — 1.1%
Electronic Arts, Inc.(1)	1,492	149,454
Netflix, Inc.(1)	2,946	1,106,223
Spotify Technology SA(1)	9,896	1,201,770
Take-Two Interactive Software, Inc.(1)	11,106	1,317,283
		3,774,730
Equity Real Estate Investment Trusts (REITs)†
SBA Communications Corp.	71	19,168
Food and Staples Retailing†
Costco Wholesale Corp.	42	11,975
Food Products — 1.3%
Hershey Co. (The)	32,378	4,290,085
Health Care Equipment and Supplies — 5.0%
Align Technology, Inc.(1)	6,730	1,170,683
DexCom, Inc.(1)	8,439	2,272,370
Hologic, Inc.(1)	1,397	49,035
IDEXX Laboratories, Inc.(1)	15,763	3,818,429
Masimo Corp.(1)	19,166	3,394,682
NuVasive, Inc.(1)	62,265	3,154,345
Penumbra, Inc.(1)	3,785	610,634
ResMed, Inc.	18,686	2,752,261
Stryker Corp.	89	14,818
West Pharmaceutical Services, Inc.	89	13,550
		17,250,807
Health Care Providers and Services — 2.7%
Amedisys, Inc.(1)	15,141	2,778,979

Chemed Corp.	11,655	5,048,946
CorVel Corp.(1)	128	6,977
UnitedHealth Group, Inc.	5,678	1,415,980
		9,250,882
Health Care Technology — 2.6%
Cerner Corp.	49,632	3,126,320
Omnicell, Inc.(1)	36,350	2,383,833
Veeva Systems, Inc., Class A(1)	22,244	3,478,294
		8,988,447
Hotels, Restaurants and Leisure — 1.1%
Chipotle Mexican Grill, Inc.(1)	2,436	1,594,118
Hilton Worldwide Holdings, Inc.	877	59,847
Planet Fitness, Inc., Class A(1)	7,173	349,325
Starbucks Corp.	2,479	162,969
Wingstop, Inc.	20,550	1,637,835
Yum! Brands, Inc.	922	63,185
		3,867,279
Household Durables†
NVR, Inc.(1)	4	10,276
Insurance — 0.2%
Aon plc	4,674	771,397
Arch Capital Group Ltd.(1)	268	7,627
		779,024
Interactive Media and Services — 8.4%
Alphabet, Inc., Class A(1)	11,755	13,658,722
Facebook, Inc., Class A(1)	75,787	12,641,272
Match Group, Inc.(1)	38,083	2,515,001
		28,814,995
Internet and Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)	12,478	24,328,606
eBay, Inc.	5,342	160,581
Etsy, Inc.(1)	1,437	55,238
		24,544,425
IT Services — 6.9%
Accenture plc, Class A	19,604	3,200,549
Booz Allen Hamilton Holding Corp.	172	11,806
EVERTEC, Inc.	338	7,683
Jack Henry & Associates, Inc.	31,725	4,924,989
Mastercard, Inc., Class A	17,083	4,126,569
PayPal Holdings, Inc.(1)	7,714	738,538
Square, Inc., Class A(1)	14,017	734,210
VeriSign, Inc.(1)	24,228	4,363,221
Visa, Inc., Class A	33,888	5,460,035
		23,567,600
Leisure Products — 0.5%
Hasbro, Inc.	23,202	1,660,103
Life Sciences Tools and Services†
Agilent Technologies, Inc.	853	61,092

Machinery — 0.6%
Graco, Inc.	38,333	1,867,967
Toro Co. (The)	134	8,722
		1,876,689
Media — 0.2%
Sirius XM Holdings, Inc.	154,440	762,934
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	2,727	152,003
Horizon Therapeutics plc(1)	21,128	625,811
Merck & Co., Inc.	60,369	4,644,791
Zoetis, Inc.	9,446	1,111,700
		6,534,305
Professional Services — 0.1%
CoStar Group, Inc.(1)	132	77,512
Insperity, Inc.	892	33,272
Robert Half International, Inc.	2,111	79,690
		190,474
Road and Rail — 1.2%
Landstar System, Inc.	43,777	4,196,463
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc.(1)	28,297	1,286,948
Broadcom, Inc.	21,278	5,045,014
Lam Research Corp.	13,323	3,197,520
Monolithic Power Systems, Inc.	515	86,242
NVIDIA Corp.	3,320	875,152
Qorvo, Inc.(1)	18,052	1,455,533
QUALCOMM, Inc.	16,256	1,099,718
Texas Instruments, Inc.	30,840	3,081,841
Universal Display Corp.	2,009	264,746
		16,392,714
Software — 19.6%
Adobe, Inc.(1)	7,160	2,278,598
ANSYS, Inc.(1)	3,930	913,607
Aspen Technology, Inc.(1)	13,993	1,330,315
Atlassian Corp. plc, Class A(1)	25,989	3,567,250
Autodesk, Inc.(1)	10,408	1,624,689
Blackline, Inc.(1)	10,862	571,450
Cadence Design Systems, Inc.(1)	58,281	3,848,877
Coupa Software, Inc.(1)	8,134	1,136,564
DocuSign, Inc.(1)	7,366	680,618
Fair Isaac Corp.(1)	4,921	1,514,143
Fortinet, Inc.(1)	32,414	3,279,324
Intuit, Inc.	22,407	5,153,610
Manhattan Associates, Inc.(1)	24,752	1,233,145
Microsoft Corp.	176,258	27,797,649
Oracle Corp. (New York)	207	10,004
Palo Alto Networks, Inc.(1)	10,503	1,722,072
Pegasystems, Inc.	22,114	1,575,180
Proofpoint, Inc.(1)	17,024	1,746,492

RingCentral, Inc., Class A(1)	551	116,762
salesforce.com, Inc.(1)	441	63,495
ServiceNow, Inc.(1)	2,102	602,391
Synopsys, Inc.(1)	36,317	4,677,267
VMware, Inc., Class A(1)	667	80,774
Zendesk, Inc.(1)	8,480	542,805
Zoom Video Communications, Inc., Class A(1)	7,148	1,044,466
		67,111,547
Specialty Retail — 2.2%
AutoZone, Inc.(1)	3,089	2,613,294
Home Depot, Inc. (The)	5,640	1,053,045
Murphy USA, Inc.(1)	1,364	115,067
O'Reilly Automotive, Inc.(1)	241	72,553
Ross Stores, Inc.	40,831	3,551,072
		7,405,031
Technology Hardware, Storage and Peripherals — 8.6%
Apple, Inc.	112,029	28,487,854
Pure Storage, Inc., Class A(1)	69,273	852,058
		29,339,912
Textiles, Apparel and Luxury Goods — 2.1%
Deckers Outdoor Corp.(1)	17,959	2,406,506
lululemon athletica, Inc.(1)	348	65,963
NIKE, Inc., Class B	58,490	4,839,463
		7,311,932
Thrifts and Mortgage Finance†
Essent Group Ltd.	3,509	92,427
Trading Companies and Distributors — 0.1%
GMS, Inc.(1)	2,730	42,943
SiteOne Landscape Supply, Inc.(1)	2,674	196,860
		239,803
TOTAL COMMON STOCKS (Cost $262,029,388)		316,811,151
TEMPORARY CASH INVESTMENTS — 7.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $8,460,217), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $8,295,725)		8,295,723
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,327,608	17,327,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,623,331)		25,623,331
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $287,652,719)		342,434,482
OTHER ASSETS AND LIABILITIES — 0.2%		528,265
TOTAL NET ASSETS — 100.0%		$342,962,747

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	95	June 2020	$1,900	$14,793,875	$(71,842)
S&P 500 E-Mini	37	June 2020	$1,850	4,753,945	(229,382)
				$19,547,820	$(301,224)

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	316,811,151	—	—
Temporary Cash Investments	17,327,608	8,295,723	—
	334,138,759	8,295,723	—

Liabilities
Other Financial Instruments
Futures Contracts	301,224	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.